Summary of significant accounting policies (Policies)	12 Months Ended
Sep. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
STATEMENT OF IFRS COMPLIANCE	These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
BASIS OF CONSOLIDATION
BASIS OF CONSOLIDATION
The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated on consolidation.
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed or has right to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the relevant activities of the entity. Subsidiaries are fully consolidated from the date of acquisition and continue to be consolidated until the date control over the subsidiaries ceases.

BASIS OF MEASUREMENT
BASIS OF MEASUREMENT
The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities, which have been measured at fair value as described below.

USE OF JUDGEMENTS AND ESTIMATES
USE OF JUDGEMENTS AND ESTIMATES
The preparation of the consolidated financial statements requires management to make judgements and estimates that affect the reported amounts of assets, liabilities, equity and the accompanying disclosures at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Because the use of judgements and estimates is inherent in the financial reporting process, actual results could differ.
Significant judgements and estimates about the future and other major sources of estimation uncertainty at the end of the reporting period could have a significant risk of causing a material adjustment to the carrying amounts of the following within the next financial year: revenue recognition, deferred tax assets, estimated losses on revenue-generating contracts, goodwill impairment, right-of-use assets, business combinations, provisions for uncertain tax treatments and litigation and claims.
The judgements, apart from those involving estimations, that have the most significant effect on the amounts recognized in the consolidated financial statements are:
Revenue recognition of multiple deliverable arrangements
Assessing whether the deliverables within an arrangement are separate performance obligations requires judgement by management. A deliverable is identified as a separate performance obligation if the customer benefits from it on its own or together with resources that are readily available to the customer and if it is separately identifiable from the other deliverables in the contract. The Company assesses if the deliverables are separately identifiable in the context of the contract by determining if it is highly interrelated with other deliverables in the contract. If these criteria are not met, the deliverables are accounted for as a combined performance obligation.

3.Summary of significant accounting policies (continued)
USE OF JUDGEMENTS AND ESTIMATES (CONTINUED)
Deferred tax assets
Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable income will be available against which the losses can be utilized. Management judgement is required concerning uncertainties that exist with respect to the timing of future taxable income required to recognize a deferred tax asset. The Company recognizes an income tax benefit only when it is probable that the tax benefit will be realized in the future. In making this judgement, the Company assesses forecasts and the availability of future tax planning strategies.
A description of estimates is included in the respective sections within the Notes to the Consolidated Financial Statements.
COVID-19 pandemic
For the year ended September 30, 2020, the Company assessed the impact of the uncertainties around the outbreak of the novel strain of the coronavirus, specifically identified as COVID-19 pandemic, on its balance sheet carrying amounts. This review required the use of judgements and estimates and resulted in no material impacts outside of the restructuring costs, refer to Note 25.
The future impact of COVID-19 uncertainties could generate, in future reporting periods, a significant risk of material adjustments to the following: revenue recognition, deferred tax assets, estimated losses on revenue-generating contracts, impairment of PP&E, right-of-use assets, intangible assets and goodwill and litigation and claims.

REVENUE RECOGNITION, WORK IN PROGRESS AND DEFERRED REVENUE
REVENUE RECOGNITION, WORK IN PROGRESS AND DEFERRED REVENUE
The Company generates revenue through the provision of managed IT and BPS, systems integration and consulting, as well as the sale of software solutions as described in Note 1, Description of business.
The Company provides services and products under arrangements that contain various pricing mechanisms. The Company accounts for a contract or a group of contracts when the following criteria are met: the parties to the contract have approved the contract in which their rights, their obligations and the payment terms have been identified, the contract has commercial substance, and the collectability of the consideration is probable.
A contract modification is a change in the scope or price of an existing revenue-generating customer contract. The Company accounts for a contract modification as a separate contract when the scope of the contract increases because of the addition of promised performance obligations and the price of the contract increases by an amount of consideration that reflects its stand-alone selling prices. When the contract is not accounted for as a separate contract, the Company recognizes an adjustment to revenue on the existing contract on a cumulative catch-up basis as at the date of the contract modification or, if the remaining goods and services are distinct, the Company recognizes the remaining consideration prospectively.
Revenue is recognized when or as the Company satisfies a performance obligation by transferring a promise of good or service to the customer and are measured at the amount of consideration the Company expects to be entitled to receive, including variable consideration, such as, discounts, volume rebates, service-level penalties, and incentives. Variable consideration is estimated using either the expected value method or most likely amount method and is included only to the extent it is highly probable that a significant reversal of cumulative revenue recognized will not occur. In making this judgement, management will mostly consider all information available at the time (historical, current and forecasted), the Company’s knowledge of the client or the industry, the type of services to be delivered and the specific contractual terms of each arrangement.
Revenue from sales of third party vendor's products, such as software licenses, hardware or services is recorded on a gross basis when the Company is a principal to the transaction and is recorded net of costs when the Company is acting as an agent between the client and vendor. To determine whether the Company is a principal or an agent, it evaluates whether control is obtained of the goods or services before they are transferred to the client. Factors generally considered include whether the Company has the primary responsibility for providing the product or service, adds meaningful value to the vendor’s product or service and has discretion establishing the price.
3.Summary of significant accounting policies (continued)
REVENUE RECOGNITION, WORK IN PROGRESS AND DEFERRED REVENUE (CONTINUED)
Relative stand-alone selling price
The Company’s arrangements often include a mix of the services and products as described below. If an arrangement involves the provision of multiple performance obligations, the total arrangement value is allocated to each performance obligations based on its relative stand-alone selling price. When estimating the stand-alone selling price of each performance obligations, the Company maximizes the use of observable prices which are established using the Company’s prices for same or similar deliverables. When observable prices are not available, the Company estimates stand-alone selling prices based on its best estimate. The best estimate of the stand-alone selling price is the price at which the Company would normally expect to offer the services or products and is established by considering a number of internal and external factors including, but not limited to, geographies, the Company’s pricing policies, internal costs and margins. Additionally, in certain circumstances, the Company may apply the residual approach when estimating the stand-alone price of software license products, for which the Company has not yet established the price or has not previously sold on a stand-alone basis.
The appropriate revenue recognition method is applied for each performance obligation as described below.
Managed IT and business process services
Revenue from managed IT and business process services arrangements is generally recognized over time as the services are provided at the contractual billings, which corresponds with the value provided to the client, unless there is a better measure of performance or delivery.
Systems integration and consulting services
Revenue from systems integration and consulting services under time and material arrangements is recognized over time as the services are rendered, and revenue under cost-based arrangements is recognized over time as reimbursable costs are incurred. Contractual billings of such arrangements correspond with the value provided to the client, and therefore revenues are generally recognized when amounts become billable.
Revenue from systems integration and consulting services under fixed-fee arrangements is recognized using the percentage-of-completion method over time, as the Company has no alternative use for the asset created and has an enforceable right to payment for performance completed to date. The Company primarily uses labour costs or labour hours to measure the progress towards completion. This method relies on estimates of total expected labour costs or total expected labour hours to complete the service, which are compared to labour costs or labour hours incurred to date, to arrive at an estimate of the percentage of revenue earned to date. Factors considered in the estimates include: changes in scope of the contracts, delays in reaching milestones, complexities in project delivery, availability and retention of qualified IT professionals and/or the ability of the subcontractors to perform their obligation within agreed upon budget and timeframes. Management regularly reviews underlying estimates of total expected labour costs or hours.
Software licenses
Most of the Company’s software license arrangements include other services such as implementation, customization and maintenance. For these types of arrangements, revenue from a software license, when identified as a performance obligation, is recognized at a point in time upon delivery. Otherwise when the software is significantly customized, integrated or modified, it is combined with the implementation and customization services and is accounted for as described in the systems integration and consulting services section above. Revenue from maintenance services for software licenses sold is recognized straight-line over the term of the maintenance period.
Work in progress and deferred revenue
Amounts recognized as revenue in excess of billings are classified as work in progress. Amounts received in advance of the performance of services or delivery of products are classified as deferred revenue. Work in progress and deferred revenue are presented net on a contract by-contract basis. During the year ended September, 30 2020, the revenues recognized from the short-term deferred revenue was not significantly different than what was presented as at September, 30 2019.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS Cash and cash equivalents consist of unrestricted cash and short-term investments having a maturity of three months or less from the date of purchase.
SHORT-TERM INVESTMENTS	SHORT-TERM INVESTMENTS Short-term investments, comprise generally of term deposits, have remaining maturities over three months, but not more than one year, at the date of purchase.
FUNDS HELD FOR CLIENTS AND CLIENTS’ FUNDS OBLIGATIONS
FUNDS HELD FOR CLIENTS AND CLIENTS’ FUNDS OBLIGATIONS
In connection with the Company’s payroll, tax filing and claims services, the Company collects funds for payment of payroll, taxes and claims, temporarily holds such funds until payment is due, remits the funds to the clients’ employees, appropriate tax authorities or claims holders, files tax returns and handles related regulatory correspondence and amendments. The funds held for clients include cash and long-term bonds. The Company presents the funds held for clients and related obligations separately. Funds held for clients are classified as current assets since, based upon management’s intentions, these funds are held solely for the purpose of satisfying the clients’ funds obligations, which will be repaid within one year of the consolidated balance sheet date. The market fluctuations affect the fair value of the long-term bonds. Due to those fluctuations, funds held for clients might not equal to the clients' funds obligations.
Interest income earned and realized gains and losses on the disposal of bonds are recorded in revenue in the period that the income is earned, as the collecting, holding and remitting of these funds are critical components of providing these services.

PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment (PP&E), are recorded at cost and are depreciated over their estimated useful lives using the straight-line method.

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 20 years
Computer equipment	3 to 5 years

LEASES
LEASES

For the fiscal year ended September 30, 2020, under IFRS 16, Leases

When the Company enters into contractual agreements with suppliers or other parties, an assessment is performed to determine if the contract contains a lease. The Company identified lease agreements under the following categories: Properties, Motor vehicules and others as well as Computer equipment.

The Company identifies a lease if it conveys the right to control the use of an identified asset for a specific period in exchange for a determined consideration. At inception, a right-of-use asset for the underlying asset and corresponding lease liability are presented in the consolidated balance sheet measured on a present value basis except for short-term leases (expected term of 12 months or less) and leases with low value underlying asset for which payments are recorded as an expense on a straight-line basis over the lease term.

The right-of-use assets are measured at initial lease liabilities adjusted by lease payments made before the commencement date, indirect costs and cash incentives received. The right-of-use assets are depreciated on a straight-line basis over the expected lease term of the underlying asset.

Lease liabilities are measured at present value of non-cancellable payments of the expected lease term, which are mostly made of fixed payments of rent excluding maintenance fees; variable payments that are based on an index or a rate; amounts expected to be payable as residual value guaranties and extension or termination option if reasonably certain to be exercised.

The Company estimates the lease term in order to calculate the value of the lease liability at the initial date of the lease. Management uses judgement to determine the appropriate lease term based on the conditions of each lease. To determine the lease term, the Company considers all factors that create economic incentives to exercise an extension or a termination option. The extension or termination options are only included in the lease term if it is reasonably certain of being exercised. Management considers all facts that create incentive to exercise an extension option or not to take a termination option including leasehold improvements, significant modification of the underlying asset or a business decision.

3.Summary of significant accounting policies (continued)
LEASES (CONTINUED)
Discount rate used in the present value calculation is the incremental borrowing rate unless the implicit interest rate in the lease can be readily determined. The Company estimates the incremental borrowing rate for each lease or portfolio of leased assets, as most of the implicit interest rates in the leases are not readily determinable. To calculate the incremental borrowing rate, the Company considers its credit worthiness, the term of the arrangement, any collateral received and the economic environment. The incremental borrowing rates are subject to change mainly due to changes in the economic environment.

The lease liabilities are subsequently adjusted to reflect interest on the lease liabilities and lease payments made. Lease liabilities are remeasured (along with the corresponding adjustment to the right-of-use asset), whenever the following situations occur; a modification in the lease term, a change in the assessment of an option to purchase, a modification in the residual guarantees or in future lease payments due to a change of an index or rate tied to the payments.

CONTRACT COSTS
CONTRACT COSTS
Contract costs are comprised primarily of transition costs incurred to implement long-term managed IT and business process services contracts and incentives.
Transition costs
Transition costs consist mostly of costs associated with the installation of systems and processes, as well as conversion of the client’s applications to the Company’s platforms incurred after the award of managed IT and business process services contracts. Transition costs are comprised essentially of labour costs, including compensation and related fringe benefits, as well as subcontractor costs.
Incentives
Occasionally, incentives are granted to clients upon the signing of managed IT and business process services contracts. These incentives are granted in the form of cash payments.
Amortization of contract costs
Contract costs are amortized using the straight-line method over the period services are provided. Amortization of transition costs is included in costs of services, selling and administrative and amortization of incentives is recorded as a reduction of revenue.
Impairment of contract costs
When a contract is not expected to be profitable, the estimated loss is first applied to impair the related capitalized contract costs. The excess of the expected loss over the capitalized contract costs is recorded as onerous revenue-generating contracts in provisions. If at a future date the contract returns to profitability, the previously recognized impairment loss must be reversed. First the estimated losses on revenue-generating contracts must be reversed, and if there is still additional projected profitability then any capitalized contract costs that were impaired must be reversed. The reversal of the impairment loss is limited so that the carrying amount does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of amortization, had no impairment loss been recognized for the contract costs in prior years.

INTANGIBLE ASSETS
INTANGIBLE ASSETS
Intangible assets consist mainly of internal-use software, business solutions, software licenses and client relationships. Internal-use software, business solutions and software licenses are recorded at cost. Internal-use software developed internally is capitalized when it meets specific capitalization criteria related to technical and financial feasibility and when the Company demonstrates its ability and intention to use it. Business solutions developed internally and marketed are capitalized when they meet specific capitalization criteria related to technical, market and financial feasibility. Internal-use software, business solutions, software licenses and client relationships acquired through business combinations are initially recorded at their fair value based on the present value of expected future cash flows, which involves estimates, such as the forecasting of future cash flows and discount rates.

3.Summary of significant accounting policies (continued)
INTANGIBLE ASSETS (CONTINUED)
Amortization of intangible assets
The Company amortizes its intangible assets using the straight-line method over their estimated useful lives.

Internal-use software	2 to 7 years
Business solutions	2 to 10 years
Software licenses	3 to 8 years
Client relationships	2 to 10 years

IMPAIRMENT OF PP&E, INTANGIBLE ASSETS AND GOODWILL
IMPAIRMENT OF PP&E, RIGHT-OF-USE ASSETS, INTANGIBLE ASSETS AND GOODWILL
Timing of impairment testing
The carrying values of PP&E, right-of-use assets, intangible assets and goodwill are reviewed for impairment when events or changes in circumstances indicate that the carrying value may be impaired. The Company assesses at each reporting date whether any such events or changes in circumstances exist. The carrying values of intangible assets not available for use are tested for impairment annually as at September 30. Goodwill is tested for impairment annually during the fourth quarter of each fiscal year.
Impairment testing
If any indication of impairment exists or when annual impairment testing for an asset is required, the Company estimates the recoverable amount of the asset or cash-generating unit (CGU) to which the asset relates to determine the extent of any impairment loss. The recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use (VIU) to the Company. The Company mainly uses the VIU. In assessing the VIU, estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining fair value less costs of disposal, recent market transactions are taken into account, if available. If the recoverable amount of an asset or a CGU is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statements of earnings.
Goodwill acquired through business combinations is allocated to the CGU or group of CGUs that are expected to benefit from acquired work force and synergies of the related business combination. The group of CGUs that benefit from the acquired work force and synergies correspond to the Company’s operating segments. For goodwill impairment testing purposes, the group of CGUs that represents the lowest level within the Company at which management monitors goodwill is the operating segment level.
The recoverable amount of each operating segment has been determined based on the VIU calculation which includes estimates about their future financial performance based on cash flows approved by management covering a period of five years. Key assumptions used in the VIU calculations are the discount rate applied and the long-term growth rate of net operating cash flows. In determining these assumptions, management has taken into consideration the current economic environment and its resulting impact on expected growth and discount rates. The cash flow projections reflect management’s expectations of the operating segment's operating performance and growth prospects in the operating segment’s market. The discount rate applied to an operating segment is the weighted average cost of capital (WACC). Management considers factors such as country risk premium, risk-free rate, size premium and cost of debt to derive the WACC. Impairment losses relating to goodwill cannot be reversed in future periods.
For impaired assets, other than goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Company estimates the recoverable amount of the asset. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the recoverable amount of the asset since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of amortization, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statements of earnings.

LONG-TERM FINANCIAL ASSETS	LONG-TERM FINANCIAL ASSETS Long-term investments presented in long-term financial assets are comprised of bonds which are presented as long-term based on management’s intentions.
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
The Company accounts for its business combinations using the acquisition method. Under this method, the consideration transferred is measured at fair value. Acquisition-related and integration costs associated with the business combination are expensed as incurred or when a present legal or constructive obligation exists. The Company recognizes goodwill as the excess of the cost of the acquisition over the net identifiable tangible and intangible assets acquired and liabilities assumed at their acquisition-date fair values. The goodwill recognized is composed of the future economic value associated to acquired work force and synergies with the Company’s operations which are primarily due to reduction of costs and new business opportunities. Management makes assumptions when determining the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed which involve estimates, such as the forecasting of future cash flows, discount rates, and the useful lives of the assets acquired. Subsequent changes in fair values are recorded as part of the purchase price allocation and therefore result in corresponding goodwill adjustments if they qualify as measurement period adjustments. The measurement period is the period between the date of acquisition and the date where all significant information necessary to determine the fair values is available, not to exceed 12 months. All other subsequent changes in estimates and judgements are recognized in the consolidated statements of earnings.

EARNINGS PER SHARE
EARNINGS PER SHARE
Basic earnings per share is based on the weighted average number of shares outstanding during the period. Diluted earnings per share is determined using the treasury stock method to evaluate the dilutive effect of stock options and performance share units (PSUs).

RESEARCH AND SOFTWARE DEVELOPMENT COSTS
RESEARCH AND SOFTWARE DEVELOPMENT COSTS
Research costs are charged to earnings in the period in which they are incurred, net of related tax credits. Software development costs related to internal-use software and business solutions are charged to earnings in the year they are incurred, net of related tax credits, unless they meet specific capitalization criteria related to technical, market and financial feasibility as described in the Intangible assets section above.

TAX CREDITS
TAX CREDITS
The Company follows the income approach to account for research and development (R&D) and other tax credits, whereby investment tax credits are recorded when there is a reasonable assurance that the assistance will be received and that the Company will comply with all relevant conditions. Under this method, tax credits related to operating expenditures are recorded as a reduction of the related expenses and recognized in the period in which the related expenditures are charged to earnings. Tax credits related to capital expenditures are recorded as a reduction of the cost of the related assets. The tax credits recorded are based on management's best estimates of amounts expected to be received and are subject to audit by the taxation authorities.

INCOME TAXES
INCOME TAXES
Income taxes are accounted for using the liability method of accounting.
Current income taxes are recognized with respect to the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the balance sheets date.
Deferred tax assets and liabilities are determined based on deductible or taxable temporary differences between the amounts reported for consolidated financial statement purposes and tax values of the assets and liabilities using enacted or substantively enacted tax rates that will be in effect for the year in which the differences are expected to be recovered or settled. Deferred tax assets and liabilities are recognized in earnings, in other comprehensive income or in equity based on the classification of the item to which they relate.
Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Once this assessment is made, the Company considers the analysis of forecasts and future tax planning strategies. Estimates of taxable profit are made based on the forecast by jurisdiction on an undiscounted basis. In addition, management considers factors such as substantively enacted tax rates, the history of the taxable profits and availability of tax strategies.
The Company is subject to income tax laws in numerous jurisdictions. Judgement is required in determining the worldwide provision for income taxes as the determination of tax liabilities and assets involves uncertainties in the interpretation of complex tax regulations and requires estimates and assumptions considering the existing facts and circumstances. The Company provides for potential tax liabilities based on the most likely amount of the possible outcomes. Estimates are reviewed each reporting period and updated, based on new information available, and could result in changes to the income tax liabilities and deferred tax liabilities in the period in which such determinations are made.

PROVISIONS
PROVISIONS
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The Company’s provisions consist of liabilities for litigation and claims provisions arising in the ordinary course of business, decommissioning liabilities for leases of office buildings, onerous supplier contracts and onerous revenue-generating contracts. The Company also records restructuring provisions for termination of employment costs related to specific initiatives and to the integration of its business acquisitions.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Provisions are discounted using a current pre-tax rate when the impact of the time value of money is material. The increase in the provisions due to the passage of time is recognized as finance costs.
The accrued litigation and legal claims provisions are based on historical experience, current trends and other assumptions that are believed to be reasonable under the circumstances. Estimates include the period in which the underlying cause of the claim occurred and the degree of probability of an unfavourable outcome.
Decommissioning liabilities pertain to leases of buildings where certain arrangements require premises to be returned to their original state at the end of the lease term. The provision is determined using the present value of the estimated future cash outflows.
Provisions for onerous supplier contracts are recorded when the unavoidable net cash flows from honoring the contract are negative. The provision represents the lowest of the costs to fulfill the contract and the penalties to exit the contract.
Provisions for onerous revenue-generating contracts are recorded when unavoidable costs of fulfilling the contract exceed the estimated total revenue from the contract. Management regularly reviews arrangement profitability and the underlying estimates.
Restructuring provisions are recognized when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected, a detailed estimate of the associated costs, appropriate timelines and has been communicated to those affected by it.

TRANSLATION OF FOREIGN CURRENCIES
TRANSLATION OF FOREIGN CURRENCIES
The Company’s consolidated financial statements are presented in Canadian dollars, which is also the parent company’s functional currency. Each entity in the Company determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Functional currency is the currency of the primary economic environment in which the entity operates.
Foreign currency transactions and balances
Revenue, expenses and non-monetary assets and liabilities denominated in foreign currencies are recorded at the rate of exchange prevailing at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated at exchange rates prevailing at the balance sheets date. Unrealized and realized translation gains and losses are reflected in the consolidated statements of earnings.
Foreign operations
For foreign operations that have functional currencies different from the Company, assets and liabilities denominated in a foreign currency are translated at exchange rates in effect at the balance sheets date. Revenue and expenses are translated at average exchange rates prevailing during the period. Resulting unrealized gains or losses on translating financial statements of foreign operations are reported in other comprehensive income.
For foreign operations with the same functional currency as the Company, monetary assets and liabilities are translated at the exchange rates in effect at the balance sheets date and non-monetary assets and liabilities are translated at historical exchange rates. Revenue and expenses are translated at average exchange rates during the period. Translation exchange gains or losses of such operations are reflected in the consolidated statements of earnings.

SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
Equity-settled plans
The Company operates equity-settled stock option and PSU plans under which the Company receives services from employees, officers and directors as consideration for equity instruments.
The fair value of those share-based payments is established on the grant date using the Black-Scholes option pricing model for the stock options and the closing price of Class A subordinate voting shares of the Company on the Toronto Stock Exchange (TSX) for the PSUs. The number of stock options and PSUs expected to vest are estimated on the grant date and subsequently revised on each reporting date. For stock options, the estimation of fair value requires making assumptions for the most appropriate inputs to the valuation model including the expected life of the option and expected stock price volatility. The fair value of share-based payments, adjusted for expectations related to performance conditions and forfeitures, are recognized as share-based payment costs over the vesting period in earnings with a corresponding credit to contributed surplus on a graded-vesting basis if they vest annually or on a straight-line basis if they vest at the end of the vesting period.
When stock options are exercised, any consideration paid is credited to capital stock and the recorded fair value of the stock options is removed from contributed surplus and credited to capital stock. When PSUs are exercised, the recorded fair value of PSUs is removed from contributed surplus and credited to capital stock.
Share purchase plan
The Company operates a share purchase plan for eligible employees. Under this plan, the Company matches the contributions made by employees up to a maximum percentage of the employee's salary. The Company's contributions to the plan are recognized in salaries and other member costs within costs of services, selling and administrative.
Cash-settled deferred share units
The Company operates a deferred share unit (DSU) plan to compensate the external members of the Board of Directors. The expense is recognized within costs of services, selling and administrative for each DSU granted equal to the closing price of Class A subordinate voting shares of the Company on the TSX at the date on which DSUs are awarded and a corresponding liability is recorded in accrued compensation. After the grant date, the DSU liability is remeasured for subsequent changes in the fair value of the Company's shares.

FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
All financial instruments are initially measured at their fair value and are subsequently classified either at amortized cost, at fair value through earnings (FVTE) or at fair value through other comprehensive income (FVOCI). Financial assets are classified based on the Company’s management model of such instruments and their contractual cash flows they generate. Financial liabilities are classified and measured at amortized cost, unless they are held for trading and classified as FVTE.
The Company has made the following classifications:
FVTE
Cash and cash equivalents, derivative financial instruments and deferred compensation plan assets within long-term financial assets are measured at fair value at the end of each reporting period and the resulting gains or losses are recorded in the consolidated statements of earnings.
Amortized Cost
Trade accounts receivable, cash included in funds held for clients, long-term receivables within long-term financial assets, accounts payable and accrued liabilities, accrued compensation, long-term debt and clients’ funds obligations are measured at amortized cost using the effective interest method. Financial assets classified at amortized cost are subject to impairment. For trade accounts receivable and work in progress, the Company applies the simplified approach to measure expected credit losses, which requires lifetime expected loss allowance to be recorded upon initial recognition of the financial assets.
FVOCI
Long-term bonds included in funds held for clients and in long-term investments within long-term financial assets are measured at fair value through other comprehensive income and are subject to impairment for which the Company uses the low credit risk exemption.
The unrealized gains and losses, net of applicable income taxes, are recorded in other comprehensive income. Interest income measured using the effective interest method and realized gains and losses on derecognition are recorded in the consolidated statements of earnings.
Transaction costs are comprised primarily of legal, accounting and other costs directly attributable to the issuance of the respective financial assets. Transaction costs are capitalized to the cost of financial assets classified as other than FVTE.
Financial assets are derecognized if the contractual rights to the cash flows from the financial asset expire or the asset is transferred and the transfer qualifies for derecognition as substantially all the risks and rewards of ownership of the financial asset have been transferred.
Fair value hierarchy
Fair value measurements recognized on the balance sheets are classified in accordance with the following levels:
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: inputs other than quoted prices included in Level 1, but that are observable for the asset or liability, either directly or indirectly; and
Level 3: inputs for the asset or liability that are not based on observable market data.
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS
The Company enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign currency exchange risks.
Derivative financial instruments are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently remeasured to their fair value at the end of each reporting date. The resulting gain or loss is recognized in the consolidated statements of earnings, unless the derivative is designated and is effective as a hedging instrument, in which event the timing of the recognition in the consolidated statements of earnings depends on the nature of the hedge relationship. The cash flows of the hedging instruments are classified in the same manner as the cash flows of the item being hedged.

3.Summary of significant accounting policies (continued)
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS (CONTINUED)
At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management's objective and strategy for undertaking the hedge. The documentation includes the identification of the nature of the risk being hedged, the economic relationship between the hedged item and the hedging instruments which should not be dominated by credit risk, the hedge ratio consistent with the risk management strategy pursued and how the Company will assess the effectiveness of the hedging relationship on an ongoing basis.
Management evaluates hedge effectiveness at inception of the hedge instrument and quarterly thereafter generally based on a managed hedge ratio of 1:1. Hedge effectiveness is measured prospectively as the extent to which changes in the fair value or cash flows of the derivative offsets the changes in the fair value or cash flows of the underlying hedged instrument or risk when there is a significant mismatch between the terms of the hedging instrument and the hedged item. Any meaningful imbalance is considered ineffectiveness in the hedge and accounted for accordingly in the consolidated statements of earnings.
Hedges of net investments in foreign operations
The Company uses cross-currency swaps and foreign currency denominated long-term debt to hedge portions of the Company’s net investments in its U.S. and European operations. Foreign exchange translation gains or losses on the net investments and the effective portions of gains or losses on instruments hedging the net investments are recorded in other comprehensive income. Gains or losses relating to the ineffective portion are recognized in consolidated statements of earnings. When the hedged net investment is disposed of, the relevant amount in other comprehensive income is transferred to earnings as part of the gain or loss on disposal.
Cash flow hedges of future revenue and long-term debt
The majority of the Company’s revenue and costs are denominated in a currency other than the Canadian dollar. The risk of foreign exchange fluctuations impacting the results is substantially mitigated by matching the Company’s costs with revenue denominated in the same currency. In certain cases where there is a substantial imbalance for a specific currency, the Company enters into foreign currency forward contracts to hedge the variability in the foreign currency exchange rates.
The Company also uses interest rate and cross-currency swaps to hedge either the cash flow exposure or the foreign exchange exposure of the long-term debt.
The effective portion of the change in fair value of the derivative financial instruments is recognized in other comprehensive income and the ineffective portion, if any, in the consolidated statements of earnings. The effective portion of the change in fair value of the derivatives is reclassified out of other comprehensive income into the consolidated statements of earnings when the hedged item is recognized in the consolidated statements of earnings.
Fair value hedges of Senior U.S. unsecured notes
The Company entered into interest rate swaps to hedge the fair value exposure of the issued fixed rate Senior U.S. unsecured notes. Under the interest rate swaps, the Company receives a fixed rate of interest and pays interest at a variable rate on the notional amount.
The changes in the fair value of the interest rate swaps are recognized in the consolidated statements of earnings as finance costs. The changes in the fair value of the hedged items attributable to the risk hedged is recorded as part of the carrying value of the Senior U.S. unsecured notes and are also recognized in the consolidated statements of earnings as finance costs. If the hedged items are derecognized, the unamortized fair value is recognized immediately in the consolidated statements of earnings.
Cost of hedging
The Company has elected to account for forward element of forward contracts or foreign currency basis spread as costs of hedging. In such cases, the deferred costs of hedging, net of applicable income taxes, are recognized as a separate component of the accumulated other comprehensive income and reclassified in the consolidated statements of earnings when the hedged item is recognized.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS
The Company enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign currency exchange risks.
Derivative financial instruments are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently remeasured to their fair value at the end of each reporting date. The resulting gain or loss is recognized in the consolidated statements of earnings, unless the derivative is designated and is effective as a hedging instrument, in which event the timing of the recognition in the consolidated statements of earnings depends on the nature of the hedge relationship. The cash flows of the hedging instruments are classified in the same manner as the cash flows of the item being hedged.

3.Summary of significant accounting policies (continued)
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS (CONTINUED)
At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management's objective and strategy for undertaking the hedge. The documentation includes the identification of the nature of the risk being hedged, the economic relationship between the hedged item and the hedging instruments which should not be dominated by credit risk, the hedge ratio consistent with the risk management strategy pursued and how the Company will assess the effectiveness of the hedging relationship on an ongoing basis.
Management evaluates hedge effectiveness at inception of the hedge instrument and quarterly thereafter generally based on a managed hedge ratio of 1:1. Hedge effectiveness is measured prospectively as the extent to which changes in the fair value or cash flows of the derivative offsets the changes in the fair value or cash flows of the underlying hedged instrument or risk when there is a significant mismatch between the terms of the hedging instrument and the hedged item. Any meaningful imbalance is considered ineffectiveness in the hedge and accounted for accordingly in the consolidated statements of earnings.
Hedges of net investments in foreign operations
The Company uses cross-currency swaps and foreign currency denominated long-term debt to hedge portions of the Company’s net investments in its U.S. and European operations. Foreign exchange translation gains or losses on the net investments and the effective portions of gains or losses on instruments hedging the net investments are recorded in other comprehensive income. Gains or losses relating to the ineffective portion are recognized in consolidated statements of earnings. When the hedged net investment is disposed of, the relevant amount in other comprehensive income is transferred to earnings as part of the gain or loss on disposal.
Cash flow hedges of future revenue and long-term debt
The majority of the Company’s revenue and costs are denominated in a currency other than the Canadian dollar. The risk of foreign exchange fluctuations impacting the results is substantially mitigated by matching the Company’s costs with revenue denominated in the same currency. In certain cases where there is a substantial imbalance for a specific currency, the Company enters into foreign currency forward contracts to hedge the variability in the foreign currency exchange rates.
The Company also uses interest rate and cross-currency swaps to hedge either the cash flow exposure or the foreign exchange exposure of the long-term debt.
The effective portion of the change in fair value of the derivative financial instruments is recognized in other comprehensive income and the ineffective portion, if any, in the consolidated statements of earnings. The effective portion of the change in fair value of the derivatives is reclassified out of other comprehensive income into the consolidated statements of earnings when the hedged item is recognized in the consolidated statements of earnings.
Fair value hedges of Senior U.S. unsecured notes
The Company entered into interest rate swaps to hedge the fair value exposure of the issued fixed rate Senior U.S. unsecured notes. Under the interest rate swaps, the Company receives a fixed rate of interest and pays interest at a variable rate on the notional amount.
The changes in the fair value of the interest rate swaps are recognized in the consolidated statements of earnings as finance costs. The changes in the fair value of the hedged items attributable to the risk hedged is recorded as part of the carrying value of the Senior U.S. unsecured notes and are also recognized in the consolidated statements of earnings as finance costs. If the hedged items are derecognized, the unamortized fair value is recognized immediately in the consolidated statements of earnings.
Cost of hedging
The Company has elected to account for forward element of forward contracts or foreign currency basis spread as costs of hedging. In such cases, the deferred costs of hedging, net of applicable income taxes, are recognized as a separate component of the accumulated other comprehensive income and reclassified in the consolidated statements of earnings when the hedged item is recognized.

EMPLOYEE BENEFITS
EMPLOYEE BENEFITS
The Company operates both defined benefit and defined contribution post-employment benefit plans.
The cost of defined contribution plans is charged to the consolidated statements of earnings on the basis of contributions payable by the Company during the year.
For defined benefit plans, the defined benefit obligations are calculated by independent actuaries using the projected unit credit method. The retirement benefits obligations in the consolidated balance sheets represent the present value of the defined benefit obligations as reduced by the fair value of plan assets. The retirement benefits assets are recognized to the extent that the Company can benefit from refunds or a reduction in future contributions. Retirement benefits plans that are funded by the payment of insurance premiums are treated as defined contribution plans unless the Company has an obligation either to pay the benefits directly when they fall due or to pay further amounts if assets accumulated with the insurer do not cover all future employee benefits. In such circumstances, the plan is treated as a defined benefit plan.
Insurance policies are treated as plan assets of a defined benefit plan if the proceeds of the policy:

-	Can only be used to fund employee benefits;

-	Are not available to the Company’s creditors; and

-	Either cannot be paid to the Company unless the proceeds represent surplus assets not needed to meet all the benefit obligations or are a reimbursement for benefits already paid by the Company.
Insurance policies that do not meet the above criteria are treated as non-current investments and are held at fair value as long-term financial assets in the consolidated balance sheets.
The actuarial valuations used to determine the cost of defined benefit pension plans and their present value involve making assumptions about discount rates, future salary and pension increases, inflation rates and mortality. Any changes in these assumptions will impact the carrying amount of pension obligations. In determining the appropriate discount rate, management considers the interest rates of high quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension liability.
The current service cost is recognized in the consolidated statements of earnings under costs of services, selling and administrative. The net interest cost calculated by applying the discount rate to the net defined benefit liabilities or assets is recognized as net finance cost or income. When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefits that relates to past services or the gains or losses on curtailment is recognized immediately in the consolidated statements of earnings. The gains or losses on the settlement of a defined benefit plan are recognized when the settlement occurs.
Remeasurements on defined benefit plans include actuarial gains and losses, changes in the effect of the asset ceiling and the return on plan assets, excluding the amount included in net interest on the net defined liabilities or assets. Remeasurements are charged or credited to other comprehensive income in the period in which they arise.

ADOPTION OF ACCOUNTING STANDARDS AND FUTURE ACCOUNTING STANDARD CHANGES
ADOPTION OF ACCOUNTING STANDARDS
The following standards have been adopted by the Company on October 1, 2019:
IFRS 16 - Leases
Adoption IFRS 16 - Leases
In January 2016, the IASB issued IFRS 16, Leases, to set out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a lease agreement. The standard supersedes IAS 17, Leases, and other leases related interpretations, eliminates the lessee's classification of leases as either operating leases or finance leases and introduces a single lessee accounting model. Lessees recognize a right-of-use asset representing its control of, and right to use, the underlying asset and a lease liability representing its obligation to make future lease payments. The Company adopted IFRS 16 using the modified retrospective method, with no restatement of comparative figures. The Company applied the new standard to contracts that were classified as leases under IAS 17 at the date of initial application. The right-of-use assets were recognized as if IFRS 16 had been applied since the commencement date for real estate leases. For all other leases, the right-of-use assets were measured at an amount equal to the lease liability adjusted by the prepaid amount and the accrued lease payment related to the lease in the balance sheet as at September 30, 2019.
The Company made use of the following practical expedients available on transition date: the definition of a lease, the use of hindsight in determining the lease term, the exclusion of initial direct costs from the measurement of the right-of-use asset at the transition date, the usage of a single incremental borrowing rate for a portfolio of leases with reasonably similar characteristics and adjusting the right-of-use assets for any onerous lease provisions as an alternative to an impairment review.
Impacts at adoption date
The following table shows the impacts of the adoption of IFRS 16 on the Company’s consolidated balance sheet as of October 1, 2019:

	Balance sheet as at September 30, 2019	IFRS 16 adoption	Balance sheet as at October 1, 2019
	$	$	$
Assets
Accounts receivable	1,357,090	3,319	1,360,409
Prepaid expenses and other current assets	172,182	(6,365)	165,817
Property, plant and equipment	397,661	(21,863)	375,798
Right-of-use assets	—	701,346	701,346
Other long-term assets	180,480	607	181,087
Deferred tax assets	100,539	14,778	115,317
Other assets	10,413,794	—	10,413,794
	12,621,746	691,822	13,313,568

Liabilities
Accounts payable and accrued liabilities	1,108,895	(8,037)	1,100,858
Current portion of provisions	73,509	(3,723)	69,786
Current portion of long-term debt	113,511	(14,086)	99,425
Current portion of lease liabilities	—	172,402	172,402
Long-term provisions	24,946	(2,264)	22,682
Long-term debt	2,217,696	(16,253)	2,201,443
Long-term lease liabilities	—	739,123	739,123
Other long-term liabilities	213,392	(64,655)	148,737
Deferred tax liabilities	178,265	(16,812)	161,453
Other liabilities	1,807,429	—	1,807,429
	5,737,643	785,695	6,523,338

Equity
Retained earnings	4,557,855	(93,873)	4,463,982
Other equity	2,326,248	—	2,326,248
	6,884,103	(93,873)	6,790,230
	12,621,746	691,822	13,313,568

3.Summary of significant accounting policies (continued)
ADOPTION OF ACCOUNTING STANDARDS (CONTINUED)
IFRS 16 - Leases (continued)
Impacts at adoption date (continued)
Upon adoption of IFRS 16, all operating lease commitments that were presented in the Note 29 of the consolidated financial statements as at September 30, 2019 were recognized as lease liabilities and are now presented in the balance sheet. The Company used its incremental borrowing rates as at October 1, 2019 to measure lease liabilities. The weighted average incremental borrowing rate was 3.69% at the initial application.
The following table reconciles operating lease commitments presented in the consolidated financial statements as at September 30, 2019 and the lease liabilities recognized on October 1, 2019:

Operating lease commitments as at September 30, 2019	847,502
Discounted using the weighted average incremental borrowing rate as at October 1, 2019	(96,638)
Finance lease obligations presented as at September 30, 2019	30,339
Termination options reasonably certain to be exercised	(22,748)
Extension options reasonably certain to be exercised	153,070
Lease liabilities recognized as at October 1, 2019	911,525
Current portion of lease liabilities	172,402
Long-term lease liabilities	739,123
Total lease liabilities recognized as at October 1, 2019	911,525

For the year ended September 30, 2020, the impacts of the application of IFRS 16 are a decrease in property costs of $195,848,000 , an increase in amortization and depreciation of $157,974,000, as well as an increase in finance costs of $31,957,000. In addition, the cash provided by operating activities increased by $165,348,000, with the offset presented in the cash provided by (used in) financing activities.
Accounting policies for the fiscal year ended September 30, 2019, under IAS 17, Leases
Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.
Assets held under finance leases are initially recognized in PP&E at an amount equal to the fair value of the leased assets or, if lower, the present value of minimum lease payments at the inception of the lease, and then depreciated over the economic useful life of the asset or lease term, whichever is shorter. The capital element of future lease payments is included in the consolidated balance sheets within long-term debt. Interest is charged to the consolidated statements of earnings so as to achieve a constant rate of interest on the remaining balance of the liability.
Lease payments under operating leases are charged to the consolidated statements of earnings on a straight-line basis over the lease term. Operating lease incentives, typically for premises, are recognized as a reduction in rental expense over the lease term.
The Company accrues provisions for onerous leases which consist of estimated costs associated with vacated premises. The provisions reflect the present value of lease payments in excess of the expected sublease proceeds on the remaining term of the lease.

3.Summary of significant accounting policies (continued)
ADOPTION OF ACCOUNTING STANDARDS (CONTINUED)
Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest rate benchmark reform
In September 2019, the IASB has amended some of its requirements to address the uncertainty arising from the planned phasing out of interest-rate benchmarks such as interbank offered rates (IBORs). The amendments provide temporary relief from applying specific hedge accounting requirements affected by the interest rate benchmark reform. The amendments impact IFRS 9 Financial instruments, IAS 39 Financial instruments: Recognition and measurement and IFRS 7 Financial instruments: Disclosures. The amendments come into effect for annual periods beginning on or after January 1, 2020 but early adoption is permitted. The Company elected to early adopt the Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest rate benchmark reform as at October 1, 2019 and applied retrospectively the reform to hedging relationship that existed on the application date and to the amount accumulated in the cash flow hedge reserve at that date.
The Company has a debt expiring in December 2023 with a principal amount of U.S.$500,000,000 bearing interest based on the 1 month USD LIBOR rate. The debt has a carrying value of $666,250,000 as at September 30, 2020. The Company has entered into cross-currency interest rate swaps with aggregate notional amounts of U.S.$500,000,000 maturing on the same date as the debt (the hedging instruments) on which it receives interest based on the same 1 month USD LIBOR rate. The cross-currency interest rate swaps were designated as cash flow hedge for the debt.
During the year ended September 30, 2020, the Company entered into a two-year unsecured committed term loan credit facility (the 2020 Term Loan) for a total principal amount of U.S.$1,250,000,000, refer to Note 32. The 2020 Term Loan expires in March 2022, bears interest based on the 1 month USD LIBOR rate and has a carrying value of $1,665,625,000 as at September 30, 2020.
For its hedges relationship, the Company assumes that the LIBOR interest rates used for the settlements on the debts and the swaps will continue to be available beyond the planned phase out date at the end of December 2021.
FUTURE ACCOUNTING STANDARD CHANGES
The following standards have been issued but are not yet effective as of September 30, 2020.
LIBOR reform with amendments to IFRS 9, IAS 29, IFRS 7 and IFRS 16
In August 2020, the IASB issued Interest Rate Benchmark Reform-Phase 2, which amends IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosures and IFRS 16 Leases. The amendments complement those issued in 2019 and focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform. The standard will be effective on October 1, 2021 for the Company. The Company is currently evaluating the impact of this standard on its financial statements.